Fair Value	9 Months Ended
Sep. 30, 2015
Fair Value [Abstract]
Fair Value

2. FAIR VALUE

The Fair Value Measurements and Disclosures topic of the Codification defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and

Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments – The Trust’s cash instruments are generally classified within Level 1 of the fair value hierarchy, because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. Millburn Ridgefield Corporation, does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts – Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices (“Spot Price”). Forward currency contracts are valued based on pricing models that consider the Spot Price, plus the financing cost or benefit (“Forward Point”). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Trust may be in between these periods. The Managing Owner’s policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date (“Months to Maturity”), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity (“Forward Month Contracts”). Linear interpolation is then performed between the dates of these two Forward Month Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Investment Company Status: The Trust adopted Accounting Standard Update (“ASU”) 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the Managing Owner’s assessment, the Trust has been deemed to be an investment company since inception. Accordingly, the Trust follows the investment company accounting and reporting guidance of Topic 946 and reflects its investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in the Statements of Income and Expenses and Changes in Trust Capital.

During the three and nine months ended September 30, 2015 and 2014, there were no transfers of assets or liabilities between Level 1 and Level 2. The following tables represent the Trust’s investments by hierarchical level as of September 30, 2015 and December 31, 2014 in valuing the Trust’s investments at fair value. At September 30, 2015 and December 31, 2014, the Trust held no assets or liabilities classified in Level 3.

Financial Assets and Liabilities at Fair Value as of September 30, 2015

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$195,693,079	$-	$195,693,079
Short-term money market fund*	9,949,346	-	9,949,346
Exchange-traded futures contracts
Energies	251,911	-	251,911
Grains	(286,660)	-	(286,660)
Interest rates	2,791,670	-	2,791,670
Livestock	175,390	-	175,390
Metals	996,814	-	996,814
Softs	201,053	-	201,053
Stock indices	(636,994)	-	(636,994)

Total exchange-traded futures contracts	3,493,184	-	3,493,184

Over-the-counter forward currency contracts	-	(1,494,144)	(1,494,144)

Total futures and forward currency contracts (2)	3,493,184	(1,494,144)	1,999,040

Total financial assets at fair value	$209,135,609	$(1,494,144)	$207,641,465

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$35,484,868
Investments in U.S. Treasury notes held in custody			160,208,211
Total investments in U.S. Treasury notes			$195,693,079

(2)
Net unrealized appreciation on open futures and forward currency contracts			$3,493,184
Net unrealized depreciation on open futures and forward currency contracts			(1,494,144)
Total unrealized appreciation on open futures and forward currency contracts			$1,999,040

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

 Financial Assets and Liabilities at Fair Value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$218,434,806	$-	$218,434,806
Short-term money market fund*	16,785,518	-	16,785,518
Exchange-traded futures contracts
Energies	731,816	-	731,816
Grains	(252,629)	-	(252,629)
Interest rates	1,032,389	-	1,032,389
Livestock	45,610	-	45,610
Metals	(641,849)	-	(641,849)
Softs	554,628	-	554,628
Stock indices	1,037,236	-	1,037,236

Total exchange-traded futures contracts	2,507,201	-	2,507,201

Over-the-counter forward currency contracts	-	(617,697)	(617,697)

Total futures and forward currency contracts (2)	2,507,201	(617,697)	1,889,504

Total financial assets at fair value	$237,727,525	$(617,697)	$237,109,828

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$27,560,017
Investments in U.S. Treasury notes held in custody			190,874,789
Total investments in U.S. Treasury notes			$218,434,806

(2)
Net unrealized appreciation on open futures and forward currency contracts			$2,573,582
Net unrealized depreciation on open futures and forward currency contracts			(684,078)
Total unrealized appreciation on open futures and forward currency contracts			$1,889,504

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.